Debt - Line of Credit (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Line of Credit Facility [Line Items]
Unsecured revolving credit agreement	$ 1,500,000,000
Maximum Amount Of Letters Of Credit Issuable	200,000,000
Line Of Credit Facility Maximum Expandable Borrowing Capacity	2,000,000,000
Facility fee (in hundredths)	0.06%
Ratio of Total Debt to Consolidated Capitalization	0.5 to 1.0
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 0